Climate change and energy transition - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2030 $ / Tonne	Dec. 31, 2027 $ / Tonne	Dec. 31, 2025 USD ($) € / t	Dec. 31, 2024 USD ($) € / t	Dec. 31, 2023 USD ($)
Climate changes [line items]
Expense related to carbon emissions and purchase			$ 478	$ 465	$ 486
Investments made			$ 20,892	$ 16,695	$ 14,500
External carbon price (in EUR /tonne) | € / t			74	66
Asset retirement obligations
Climate changes [line items]
Estimated financial effect			$ 1,500	$ 1,100
Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Percentage decrease in emissions rate			50.00%
Total carrying value of intangible assets			$ 3,800	3,600
MMP and REN
Climate changes [line items]
Percent of total book value of non-current segment assets and equity accounted investments			15.00%
EPN | Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Total carrying value of intangible assets			$ 1,500	1,100
EPI | Oil and gas prospects, signature bonuses and the capitalised exploration costs
Climate changes [line items]
Total carrying value of intangible assets			2,300	2,500
REN
Climate changes [line items]
Investments made			$ 2,837	2,153
Forecast
Climate changes [line items]
Internal carbon price (in USD/tonne) | $ / Tonne	122	100
Next Two Years
Climate changes [line items]
External carbon price (in EUR /tonne) | € / t			81
2026-2035
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced			78.00%
2026-2050
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced			99.00%
2030 | Top of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			15.00%
2030 | Bottom of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			5.00%
2035 | Top of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			30.00%
2035 | Bottom of range
Climate changes [line items]
Percent of reduction aimed in net carbon intensity			15.00%
Investments in CCS
Climate changes [line items]
Investments made			$ 16	76
Electrification of oil and gas assets
Climate changes [line items]
Investments made			168	$ 180
Investments in Baltyk 2 & 3 | REN
Climate changes [line items]
Investments made			258
Empire Wind Project | REN
Climate changes [line items]
Investments made			2,100
Lyngsåsa Wind Farm | REN
Climate changes [line items]
Investments made			$ 195